CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS
Cash	$ 16,890	$ 545
Deposit	0	14,034
Prepayment	0	0
TOTAL CURRENT ASSETS	16,890	14,579
NON-CURRENT ASSETS
Property and equipment, net	0	0
TOTAL NON-CURRENT ASSETS	0	0
TOTAL ASSETS	16,890	14,579
CURRENT LIABILITIES
Accounts payable	22,200	24,725
Due to related parties	112,151	138,412
Accrued liabilities and other payables	228,965	218,380
TOTAL CURRENT LIABILITIES	363,316	381,517
TOTAL LIABILITIES	363,316	381,517
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; issued and outstanding as of September 30, 2019 - 104,524,189, September 30, 2020 - 107,005,276	10,701	10,453
Additional paid-in capital	30,408,663	30,264,550
Accumulated deficit	(30,885,541)	(30,736,577)
Accumulated other comprehensive income	119,751	94,636
Total UMeWorld Limited stockholders' deficit	(346,426)	(366,938)
Noncontrolling interest	0	0
TOTAL STOCKHOLDERS' DEFICIT	(346,426)	(366,938)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 16,890	$ 14,579